Leases (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Lease, Cost
For the three months ended March 31, 2024 and 2023, the components of lease costs were as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Operating lease cost	$775	$696
Variable lease cost	397	142
Short-term lease cost	3	3
Less: Sublease income	(510)	(255)
Total lease cost	$665	$586
The following summarizes additional information related to operating leases:

	March 31,
	2024	2023
Weighted-average remaining lease term	4.0 years	5.1 years
Weighted-average discount rate	9.9%	9.7%

For the years ended December 31, 2023, 2022 and 2021, the components of lease costs were as follows (in thousands):

	Year Ended December 31,
	2023	2022	2021
Operating lease cost	$2,828	$2,276	$2,023
Variable lease cost	965	910	834
Short-term lease cost	8	11	10
Less sublease income	(1,172)	(176)	—
Total lease cost	$2,629	$3,021	$2,867
The following summarizes additional information related to operating leases:

	December 31,
	2023	2022
Weighted-average remaining lease term	4.3 years	5.4 years
Weighted-average discount rate	9.9%	9.7%

Schedule of Lessee, Operating Lease, Liability, Maturity
The maturity of the Company’s operating lease liabilities as of March 31, 2024 were as follows (in thousands):

March 31, 2024
2024 (remainder)	$2,316
2025	3,164
2026	3,248
2027	3,017
2028	946
Thereafter	—
Total future minimum lease payments	12,691
Less: Imputed interest	2,234
Total operating lease liabilities	$10,457

The maturity of the Company’s operating lease liabilities as of December 31, 2023 were as follows (in thousands):

December 31, 2023
2024	$3,077
2025	3,164
2026	3,248
2027	3,017
2028	946
Thereafter	—
Total future minimum lease payments	13,452
Less: Imputed interest	2,497
Total operating lease liabilities	$10,955

Schedule of Operating Lease, Lease Income
The supplemental disclosure for the statement of cash flows related to operating leases was as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:	$761	$653

The supplemental disclosure for the statement of cash flows related to operating leases were as follows (in thousands):

	December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:	$2,696	$2,048